Description of Organization and Business Operations (Details)					9 Months Ended		12 Months Ended
	Aug. 10, 2022 USD ($)	Jan. 28, 2021 USD ($) $ / shares shares	Oct. 07, 2020	Oct. 07, 2020 item	Sep. 30, 2022 USD ($) M $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) M $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum			1	1
Sale of Units, net of underwriting discounts (in shares) | shares		4,500,000
Purchase price, per unit | $ / shares		$ 10.00					$ 10.00	$ 10.00
Proceeds received from initial public offering, gross						$ 345,000,000	$ 345,000,000
Deferred underwriting commissions		$ 12,100,000					12,075,000
Deferred underwriting commissions waived	$ 12,100,000
Sale of Private Placement Warrants (in shares) | shares					14,558,333
Investment of cash into Trust Account		$ 345,000,000.0				$ 345,000,000	$ 345,000,000
Maturity term of U.S. government securities					185 days		185 days
Condition for future business combination use of proceeds percentage					80		80
Condition for future business combination threshold Percentage Ownership					50		50
Redemption price per unit | $ / shares					$ 10.00
Condition for future business combination threshold Net Tangible Assets					$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent					15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%		100.00%
Months to complete acquisition | M					24		24
Redemption period upon closure					10 days		10 days
Maximum allowed dissolution expenses					$ 100,000		$ 100,000
Notes Payable, Related Parties, Current								$ 130,000
Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares					5,933,333		5,933,333
Initial Public Offering
Description of Organization and Business Operations
Sale of Units, net of underwriting discounts (in shares) | shares		34,500,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds received from initial public offering, gross		$ 345,000,000.0
Offering costs incurred		19,600,000
Deferred underwriting commissions		12,100,000
Deferred underwriting commissions waived	$ 12,100,000
Investment of cash into Trust Account		$ 345,000,000.0
Private Placement | Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		5,933,333
Price of warrant | $ / shares		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 8,900,000
Over-allotment option
Description of Organization and Business Operations
Sale of Units, net of underwriting discounts (in shares) | shares		4,500,000